Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on May 17, 2010 and covers activity from March 26, 2010 through April 23, 2010.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of May.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
	Name:	Stephen J. Bakonyi
	Title:	Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	April 30, 2010
Number of days in Monthly Period	29
Beginning Number of Accounts	27,734,813
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	32,637,471,023.34
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Balance	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	32,637,471,023.34
Finance Charge Collections (excluding Recoveries)	557,802,965.92
Collections of Discount Option Receivables	137,815,491.50
Recoveries	26,943,478.48
Total Collections of Finance Charge Receivables	722,561,935.90
Total Collections of Principal Receivables	8,804,749,662.85
Monthly Payment Rate	27.9077%
Defaulted Amount	214,499,337.31
Annualized Default Rate	8.3052%
Annualized Default Rate, Net of Recoveries	7.2620%
Trust Portfolio Yield	19.5928%
New Principal Receivables	8,888,187,063.66
Ending Number of Accounts	27,674,475
Ending Principal Receivables Balance	32,506,409,086.84
Ending Required Minimum Principal Balance	27,079,461,560.00
Ending Transferor Amount	7,198,501,086.84
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	32,506,409,086.84

B. Series Allocations
			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	1.98%	14,275,418.10	532,313.43	173,952,538.13	4,237,792.73
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.08%	594,828.12	22,180.44	7,248,254.36	176,580.35

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	2.06%	14,870,246.22	554,493.87	181,200,792.49	4,414,373.08
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	1.58%	11,420,334.48	425,850.74	139,162,030.51	3,390,234.19
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	2.37%	17,130,501.72	638,776.11	208,743,045.76	5,085,351.28
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	1.98%	14,275,418.10	532,313.43	173,952,538.13	4,237,792.73
2005-5	1,100,000,000	1,100,000,000.00	0.00	77,000,000.00	4.35%	31,405,919.82	1,171,089.54	382,695,583.89	9,323,144.02
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	2.77%	19,985,585.34	745,238.80	243,533,553.39	5,932,909.83
2005-8	500,000,000	500,000,000.00	0.00	35,000,000.00	1.98%	14,275,418.10	532,313.43	173,952,538.13	4,237,792.73
2006-B	700,000,000	700,000,000.00	0.00	49,000,000.00	2.77%	19,985,585.34	745,238.80	243,533,553.39	5,932,909.83
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	3.95%	28,550,836.20	1,064,626.85	347,905,076.27	8,475,585.47
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	2.37%	17,130,501.72	638,776.11	208,743,045.76	5,085,351.28
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	1.98%	14,275,418.10	532,313.43	173,952,538.13	4,237,792.73
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	1.98%	14,275,418.10	532,313.43	173,952,538.13	4,237,792.73
2007-4	800,000,000	800,000,000.00	0.00	56,000,000.00	3.16%	22,840,668.96	851,701.48	278,324,061.01	6,780,468.38
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	1.98%	14,275,418.10	532,313.43	173,952,538.13	4,237,792.73
2007-6	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	3.95%	28,550,836.20	1,064,626.85	347,905,076.27	8,475,585.47
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	3.56%	25,695,752.58	958,164.17	313,114,568.64	7,628,026.92
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	4.74%	34,261,003.44	1,277,552.23	417,486,091.52	10,170,702.56
2008-1	2,875,000,000	2,875,000,000.00	0.00	201,250,000.00	11.36%	82,083,654.08	3,060,802.21	1,000,227,094.26	24,367,308.23
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	5.39%	38,933,005.18	1,451,765.63	474,416,582.39	11,557,630.42
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	2.40%	17,357,652.17	647,246.28	211,510,978.55	5,152,783.04
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	3.59%	25,955,308.23	967,842.69	316,277,373.69	7,705,078.47
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	6.06%	43,799,580.86	1,633,234.48	533,718,046.35	13,002,319.39
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	2.36%	17,033,200.47	635,147.86	207,557,385.26	5,056,466.49
2008-8	738,637,000	738,637,000.00	0.00	51,704,590.00	2.92%	21,088,704.00	786,372.79	256,975,561.82	6,260,381.02
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	2.47%	17,844,272.63	665,391.78	217,440,672.67	5,297,240.92
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	4.79%	34,607,096.68	1,290,457.63	421,703,396.85	10,273,443.61
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	5.99%	43,258,942.22	1,613,074.70	527,130,115.83	12,841,825.70
2009-D-II	1,309,792,000	1,309,792,000.00	0.00	91,685,440.00	5.18%	37,395,656.85	1,394,439.74	455,683,285.65	11,101,254.04

Total	24,787,074,000.00	24,787,074,000.00	0.00	1,735,095,180.00	97.94%	707,691,689.67	26,388,984.62	8,623,548,870.38	210,084,964.21

Trust	25,307,908,000.00	25,307,908,000.00	0.00	1,771,553,560.00	100.00%	722,561,935.89	26,943,478.49	8,804,749,662.87	214,499,337.29

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2006-2	500,000,000.00	11,069,514.78	2,242,500.00	3,286,090.04	833,333.33	0.00	6,361,923.37	11,069,514.78	0.00	4,707,591.41

Total	500,000,000.00	11,069,514.78	2,242,500.00	3,286,090.04	833,333.33	0.00	6,361,923.37	11,069,514.78	0.00	4,707,591.41

Group 2
2004-2	400,000,000.00	8,855,611.83	172,224.00	2,628,872.04	666,666.67	0.00	3,467,762.71	8,651,588.82	0.00	5,183,826.11
2005-2	600,000,000.00	13,283,417.74	214,922.67	3,943,308.05	1,000,000.00	0.00	5,158,230.72	12,933,969.89	0.00	7,775,739.17
2005-4	500,000,000.00	11,069,514.78	164,168.89	3,286,090.04	833,333.33	0.00	4,283,592.26	10,763,374.90	0.00	6,479,782.64
2005-5	1,100,000,000.00	24,353,544.92	322,744.89	7,229,398.10	1,833,333.33	0.00	9,385,476.32	23,640,998.13	0.00	14,256,134.21
2005-7	700,000,000.00	15,497,320.69	230,209.78	4,600,526.07	1,166,666.67	0.00	5,997,402.52	15,069,098.22	0.00	9,071,695.70
2005-8	500,000,000.00	11,069,514.78	143,057.78	3,286,090.04	833,333.33	0.00	4,262,481.15	10,742,263.79	0.00	6,479,782.64
2006-1	1,000,000,000.00	22,139,029.56	280,115.56	6,572,180.09	1,666,666.67	0.00	8,518,962.32	21,478,527.60	0.00	12,959,565.28
2006-3	600,000,000.00	13,283,417.74	162,816.00	3,943,308.05	1,000,000.00	0.00	5,106,124.05	12,881,863.22	0.00	7,775,739.17
2006-B	700,000,000.00	15,497,320.69	202,303.11	4,600,526.07	1,166,666.67	0.00	5,969,495.85	15,041,191.55	0.00	9,071,695.70
2007-1	500,000,000.00	11,069,514.78	131,368.90	3,286,090.04	833,333.33	0.00	4,250,792.27	10,730,574.91	0.00	6,479,782.64
2007-2	500,000,000.00	11,069,514.78	147,124.45	3,286,090.04	833,333.33	0.00	4,266,547.82	10,746,330.46	0.00	6,479,782.64
2007-4	800,000,000.00	17,711,693.03	190,172.44	5,257,744.08	1,333,333.33	0.00	6,781,249.85	17,148,902.07	0.00	10,368,121.60
2007-5	500,000,000.00	11,069,514.78	138,568.89	3,286,090.04	833,333.33	0.00	4,257,992.26	10,737,774.90	0.00	6,479,782.64
2007-6	1,000,000,000.00	22,139,616.29	247,182.22	6,572,180.09	1,666,666.67	0.00	8,486,028.98	21,445,594.26	0.00	12,960,152.01
2007-7	900,000,000.00	19,925,126.61	259,424.00	5,914,962.08	1,500,000.00	0.00	7,674,386.08	19,337,994.83	0.00	11,663,608.75
2007-8	1,200,000,000.00	26,566,835.48	684,138.67	7,886,616.11	2,000,000.00	0.00	10,570,754.78	26,122,233.12	0.00	15,551,478.34
2008-1	2,875,000,000.00	63,649,710.00	2,267,110.00	18,895,017.77	4,791,666.67	0.00	25,953,794.44	63,212,544.62	0.00	37,258,750.18
2008-2	1,363,638,000.00	30,189,622.00	2,296,285.33	8,962,074.52	2,272,730.00	0.00	13,531,089.85	31,203,245.53	0.00	17,672,155.68
2008-4	607,956,000.00	13,459,555.86	1,157,893.65	3,995,596.32	1,013,260.00	0.00	6,166,749.97	14,045,595.44	0.00	7,878,845.47
2008-5	909,091,000.00	20,126,392.52	1,022,933.66	5,974,709.77	1,515,151.66	0.00	8,512,795.09	20,294,219.25	0.00	11,781,424.16
2008-6	1,534,091,000.00	33,963,286.01	2,410,745.84	10,082,322.33	2,556,818.33	0.00	15,049,886.50	34,931,038.96	0.00	19,881,152.46
2008-7	596,592,000.00	13,207,967.93	937,382.77	3,920,910.07	994,320.00	0.00	5,852,612.84	13,584,185.81	0.00	7,731,572.97
2008-8	738,637,000.00	16,352,706.38	1,143,989.99	4,854,455.38	1,231,061.66	0.00	7,229,507.03	16,801,921.45	0.00	9,572,414.42
2008-9	625,000,000.00	13,836,893.48	1,164,794.44	4,107,612.56	1,041,666.67	0.00	6,314,073.67	14,413,801.97	0.00	8,099,728.30
2009-1	1,212,122,000.00	26,835,204.80	3,534,712.09	7,966,284.08	2,020,203.34	0.00	13,521,199.51	29,229,773.70	0.00	15,708,574.19
2009-2	1,515,155,000.00	33,544,061.34	2,456,752.89	9,957,871.53	2,525,258.33	0.00	14,939,882.75	34,575,632.88	0.00	19,635,750.13

Total	23,477,282,000.00	519,765,908.80	22,083,142.91	154,296,925.36	39,128,803.32	0.00	215,508,871.59	519,764,240.28	0.00	304,257,037.20

Trust Total	23,977,282,000.00	530,835,423.58	24,325,642.91	157,583,015.40	39,962,136.65	0.00	221,870,794.96	530,833,755.06	0.00	308,964,628.61

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	11,069,514.78	6,361,923.37	4,707,591.41
Group 2	519,764,240.29	215,508,871.59	304,255,368.70

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set froth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance
     Delinquencies:

31-60 Days Delinquent:	283,199,471
61-90 Days Delinquent:	239,344,400
90+ Days Delinquent:	555,791,416
Total 30+ Days Delinquent:	1,078,335,288
Series 2004-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	515,846,209.39	400,000,000.00	115,846,209.39
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	11,420,334.48	8,855,611.83	2,564,722.65
Collections of Principal Receivables	139,162,030.51	107,909,704.85	31,252,325.66
Defaulted Amount	3,390,234.19	2,628,872.04	761,362.15

Ending Invested Amount / Transferor Amount	513,774,731.39	400,000,000.00	113,774,731.39

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.4244%	0.6244%	0.9244%
Monthly Interest Due	125,993.71	16,650.13	29,580.16	172,224.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	125,993.71	16,650.13	29,580.16	172,224.00
Investor Default Amount	2,195,108.16	197,165.40	236,598.48	2,628,872.04
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,877,768.54	263,815.53	326,178.64	3,467,762.71

Reallocated Investor Finance Charge Collections				8,651,588.82
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.9508%
Base Rate				2.3921%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	125,993.71	16,650.13	29,580.16	172,224.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	125,993.71	16,650.13	29,580.16	172,224.00
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.38

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.38

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.56

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.56

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,213,406.26

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,580.16

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,183,826.10

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$7,224,076.66

a. Class A Monthly Interest:	$125,993.71
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,195,108.16
e. Excess Spread:	$4,902,974.79

2. Class B Available Funds:	$648,869.16

a. Class B Monthly Interest:	$16,650.13
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$632,219.03

3. Collateral Available Funds:	$778,642.99

a. Excess Spread:	$778,642.99

4. Total Excess Spread:	$6,313,836.81

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2004-2 Allocable Principal Collections:	$139,162,030.51

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$107,909,704.85

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$107,909,704.85

6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,628,872.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$110,538,576.89

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$36,000,000.00

2. Required Collateral Invested Amount:	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$110,538,576.89

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$6,313,836.81
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$197,165.40
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,580.16
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$236,598.48
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,183,826.10

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.

1. Excess Spread:	$6,313,836.81
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$197,165.40
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$29,580.16
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$236,598.48
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,183,826.10

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3921%
b. Prior Monthly Period:	2.4288%
c. Second Prior Monthly Period:	2.7214%

2. Three Month Average Base Rate:	2.5141%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.9508%
b. Prior Monthly Period:	18.4893%
c. Second Prior Monthly Period:	19.5028%

4. Three Month Average Series Adjusted Portfolio Yield:	18.9810%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	773,769,314.08	600,000,000.00	173,769,314.08
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	17,130,501.72	13,283,417.74	3,847,083.98
Collections of Principal Receivables	208,743,045.76	161,864,557.27	46,878,488.49
Defaulted Amount	5,085,351.28	3,943,308.05	1,142,043.23

Ending Invested Amount / Transferor Amount	770,662,097.08	600,000,000.00	170,662,097.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.3544%	0.5344%	0.7444%
Monthly Interest Due	157,817.23	21,375.20	35,730.24	214,922.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	157,817.23	21,375.20	35,730.24	214,922.67
Investor Default Amount	3,292,662.23	295,748.10	354,897.72	3,943,308.05
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,285,479.46	392,123.30	480,627.96	5,158,230.72

Reallocated Investor Finance Charge Collections				12,933,969.89
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8597%
Base Rate				2.3096%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	157,817.23	21,375.20	35,730.24	214,922.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	157,817.23	21,375.20	35,730.24	214,922.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.32

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.32

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.48

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.48

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,811,469.41

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,730.24

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,775,739.17

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$10,799,864.86

a. Class A Monthly Interest:	$157,817.23
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,292,662.23
e. Excess Spread:	$7,349,385.40

2. Class B Available Funds:	$970,047.74

a. Class B Monthly Interest:	$21,375.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$948,672.54

3. Collateral Available Funds:	$1,164,057.29

a. Excess Spread:	$1,164,057.29

4. Total Excess Spread:	$9,462,115.23

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2005-2 Allocable Principal Collections:	$208,743,045.76

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$161,864,557.27

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$161,864,557.27

6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,943,308.05

8. Available Principal Collections (total of items 5., 6. & 7.):	$165,807,865.32

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$165,807,865.32

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.

1. Excess Spread:	$9,462,115.23
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$295,748.10
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$35,730.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$354,897.72
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,775,739.17

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.

1. Excess Spread:	$9,462,115.23
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$295,748.10
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$35,730.24
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$354,897.72
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,775,739.17

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3096%
b. Prior Monthly Period:	2.3462%
c. Second Prior Monthly Period:	2.6389%

2. Three Month Average Base Rate:	2.4316%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.8597%
b. Prior Monthly Period:	18.4068%
c. Second Prior Monthly Period:	19.4232%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8966%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	644,807,761.73	500,000,000.00	144,807,761.73
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	14,275,418.10	11,069,514.78	3,205,903.32
Collections of Principal Receivables	173,952,538.13	134,887,131.06	39,065,407.07
Defaulted Amount	4,237,792.73	3,286,090.04	951,702.69

Ending Invested Amount / Transferor Amount	642,218,414.24	500,000,000.00	142,218,414.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.3244%	0.5044%	0.6744%
Monthly Interest Due	120,381.02	16,812.67	26,975.20	164,168.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	120,381.02	16,812.67	26,975.20	164,168.89
Investor Default Amount	2,743,885.19	246,456.75	295,748.10	3,286,090.04
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,560,099.54	325,769.42	397,723.30	4,283,592.26

Reallocated Investor Finance Charge Collections				10,763,374.90
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8221%
Base Rate				2.2756%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	120,381.02	16,812.67	26,975.20	164,168.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	120,381.02	16,812.67	26,975.20	164,168.89
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.29

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.29

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.45

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,506,757.84

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,975.20

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,479,782.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$8,987,418.04

a. Class A Monthly Interest:	$120,381.02
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,743,885.19
e. Excess Spread:	$6,123,151.83

2. Class B Available Funds:	$807,253.12

a. Class B Monthly Interest:	$16,812.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$790,440.45

3. Collateral Available Funds:	$968,703.74

a. Excess Spread:	$968,703.74

4. Total Excess Spread:	$7,882,296.02

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2005-4 Allocable Principal Collections:	$173,952,538.13

3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$134,887,131.06

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$134,887,131.06

6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,286,090.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$138,173,221.10

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$45,000,000.00

2. Required Collateral Invested Amount:	$45,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$138,173,221.10

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.

1. Excess Spread:	$7,882,296.02
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$246,456.75
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$26,975.20
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$295,748.10
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.

1. Excess Spread:	$7,882,296.02
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$246,456.75
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$26,975.20
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$295,748.10
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2756%
b. Prior Monthly Period:	2.3122%
c. Second Prior Monthly Period:	2.6048%

2. Three Month Average Base Rate:	2.3975%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.8221%
b. Prior Monthly Period:	18.3727%
c. Second Prior Monthly Period:	19.3904%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8617%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,418,577,075.82	1,100,000,000.00	318,577,075.82
Beginning Adjusted Invested Amount	N/A	1,100,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	31,405,919.82	24,353,544.92	7,052,987.30
Collections of Principal Receivables	382,695,583.89	296,751,688.33	85,943,895.56
Defaulted Amount	9,323,144.02	7,229,398.10	2,093,745.92

Ending Invested Amount / Transferor Amount	1,412,880,511.32	1,100,000,000.00	312,880,511.32

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,592,500.00	0.00	0.00	4,592,500.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	4,592,500.00	0.00	0.00	4,592,500.00
Required Reserve Account Amount	4,592,500.00	0.00	0.00	4,592,500.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2944%	0.4344%	0.5744%
Monthly Interest Due	240,344.92	31,854.53	50,545.44	322,744.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	240,344.92	31,854.53	50,545.44	322,744.89
Investor Default Amount	6,036,547.41	542,204.86	650,645.83	7,229,398.10
Investor Monthly Fees Due	1,530,833.33	137,500.00	165,000.00	1,833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,807,725.66	711,559.39	866,191.27	9,385,476.32

Reallocated Investor Finance Charge Collections				23,640,998.13
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				612.40
Series Adjusted Portfolio Yield				18.7789%
Base Rate				2.2357%
Excess Spread Percentage				15.5521%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00
Distributions of Interest	240,344.92	31,854.53	50,545.44	322,744.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	240,344.92	31,854.53	50,545.44	322,744.89
Ending Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.26

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.39

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.39

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$14,306,679.65

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$50,545.44

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,256,134.21

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$19,740,744.79

a. Class A Monthly Interest:	$240,344.92
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,036,547.41
e. Excess Spread:	$13,463,852.46

2. Class B Available Funds:	$1,773,120.79

a. Class B Monthly Interest:	$31,854.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,741,266.26

3. Collateral Available Funds:	$2,127,744.95

a. Excess Spread:	$2,127,744.95

4. Total Excess Spread:	$17,332,863.67

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2005-5 Allocable Principal Collections:	$382,695,583.89

3. Principal Allocation Percentage of Series 2005-5 Allocable Principal Collections:	$296,751,688.33

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$296,751,688.33

6. Shared Principal Collections from other Series allocated to Series 2005-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$7,229,398.10

8. Available Principal Collections (total of items 5., 6. & 7.):	$303,981,086.43

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$99,000,000.00

2. Required Collateral Invested Amount:	$99,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$303,981,086.43

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-5.

1. Excess Spread:	$17,332,863.67
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$542,204.86
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$50,545.44
9. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$650,645.83
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,256,134.21

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-5.

1. Excess Spread:	$17,332,863.67
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$542,204.86
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$50,545.44
10. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$650,645.83
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,256,134.21

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2357%
b. Prior Monthly Period:	2.2723%
c. Second Prior Monthly Period:	2.5649%

2. Three Month Average Base Rate:	2.3577%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7789%
b. Prior Monthly Period:	18.3329%
c. Second Prior Monthly Period:	19.3519%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8212%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	902,730,866.43	700,000,000.00	202,730,866.43
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	19,985,585.34	15,497,320.69	4,488,264.65
Collections of Principal Receivables	243,533,553.39	188,841,983.49	54,691,569.90
Defaulted Amount	5,932,909.83	4,600,526.07	1,332,383.76

Ending Invested Amount / Transferor Amount	899,105,779.93	700,000,000.00	199,105,779.93

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.3244%	0.5244%	0.6644%
Monthly Interest Due	168,533.43	24,471.07	37,205.28	230,209.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	168,533.43	24,471.07	37,205.28	230,209.78
Investor Default Amount	3,841,439.26	345,039.46	414,047.35	4,600,526.07
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,984,139.36	457,010.53	556,252.63	5,997,402.52

Reallocated Investor Finance Charge Collections				15,069,098.22
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8228%
Base Rate				2.2762%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	168,533.43	24,471.07	37,205.28	230,209.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	168,533.43	24,471.07	37,205.28	230,209.78
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.29

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.29

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.47

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.47

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$9,108,900.98

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$37,205.28

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,071,695.70

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,582,697.01

a. Class A Monthly Interest:	$168,533.43
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,841,439.26
e. Excess Spread:	$8,572,724.32

2. Class B Available Funds:	$1,130,182.37

a. Class B Monthly Interest:	$24,471.07
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,105,711.30

3. Collateral Available Funds:	$1,356,218.84

a. Excess Spread:	$1,356,218.84

4. Total Excess Spread:	$11,034,654.46

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2005-7 Allocable Principal Collections:	$243,533,553.39

3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$188,841,983.49

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$188,841,983.49

6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,600,526.07

8. Available Principal Collections (total of items 5., 6. & 7.):	$193,442,509.56

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$63,000,000.00

2. Required Collateral Invested Amount:	$63,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$193,442,509.56

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$11,034,654.46
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$345,039.46
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$37,205.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$414,047.35
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,071,695.70

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.

1. Excess Spread:	$11,034,654.46
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$345,039.46
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$37,205.28
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$414,047.35
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,071,695.70

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2762%
b. Prior Monthly Period:	2.3128%
c. Second Prior Monthly Period:	2.6054%

2. Three Month Average Base Rate:	2.3981%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.8228%
b. Prior Monthly Period:	18.3733%
c. Second Prior Monthly Period:	19.3909%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8624%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	644,807,761.73	500,000,000.00	144,807,761.73
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	14,275,418.10	11,069,514.78	3,205,903.32
Collections of Principal Receivables	173,952,538.13	134,887,131.06	39,065,407.07
Defaulted Amount	4,237,792.73	3,286,090.04	951,702.69

Ending Invested Amount / Transferor Amount	642,218,414.24	500,000,000.00	142,218,414.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2844%	0.4244%	0.5844%
Monthly Interest Due	105,536.58	14,146.00	23,375.20	143,057.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	105,536.58	14,146.00	23,375.20	143,057.78
Investor Default Amount	2,743,885.19	246,456.75	295,748.10	3,286,090.04
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,545,255.10	323,102.75	394,123.30	4,262,481.15

Reallocated Investor Finance Charge Collections				10,742,263.79
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7690%
Base Rate				2.2274%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	105,536.58	14,146.00	23,375.20	143,057.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	105,536.58	14,146.00	23,375.20	143,057.78
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.25

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.38

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.38

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,503,157.83

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$23,375.20

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,479,782.63

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$8,969,790.26

a. Class A Monthly Interest:	$105,536.58
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,743,885.19
e. Excess Spread:	$6,120,368.49

2. Class B Available Funds:	$805,669.78

a. Class B Monthly Interest:	$14,146.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$791,523.78

3. Collateral Available Funds:	$966,803.74

a. Excess Spread:	$966,803.74

4. Total Excess Spread:	$7,878,696.01

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2005-8 Allocable Principal Collections:	$173,952,538.13

3. Principal Allocation Percentage of Series 2005-8 Allocable Principal Collections:	$134,887,131.06

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$134,887,131.06

6. Shared Principal Collections from other Series allocated to Series 2005-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,286,090.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$138,173,221.10

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$45,000,000.00

2. Required Collateral Invested Amount:	$45,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$138,173,221.10

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-8.

1. Excess Spread:	$7,878,696.01
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$246,456.75
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$23,375.20
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$295,748.10
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,479,782.63

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-8.

1. Excess Spread:	$7,878,696.01
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$246,456.75
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$23,375.20
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$295,748.10
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,479,782.63

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2274%
b. Prior Monthly Period:	2.2640%
c. Second Prior Monthly Period:	2.5566%

2. Three Month Average Base Rate:	2.3493%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7690%
b. Prior Monthly Period:	18.3246%
c. Second Prior Monthly Period:	19.3439%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8125%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,289,615,523.47	1,000,000,000.00	289,615,523.47
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	28,550,836.20	22,139,029.56	6,411,806.64
Collections of Principal Receivables	347,905,076.27	269,774,262.13	78,130,814.14
Defaulted Amount	8,475,585.47	6,572,180.09	1,903,405.38

Ending Invested Amount / Transferor Amount	1,284,436,828.47	1,000,000,000.00	284,436,828.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2844%	0.3944%	0.5344%
Monthly Interest Due	211,073.16	26,292.00	42,750.40	280,115.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	211,073.16	26,292.00	42,750.40	280,115.56
Investor Default Amount	5,487,770.37	492,913.51	591,496.21	6,572,180.09
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,090,510.20	644,205.51	784,246.61	8,518,962.32

Reallocated Investor Finance Charge Collections				21,478,527.60
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7614%
Base Rate				2.2205%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	211,073.16	26,292.00	42,750.40	280,115.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	211,073.16	26,292.00	42,750.40	280,115.56
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.25

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.35

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.35

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$13,002,315.68

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$42,750.40

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,959,565.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$17,934,570.55

a. Class A Monthly Interest:	$211,073.16
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,487,770.37
e. Excess Spread:	$12,235,727.02

2. Class B Available Funds:	$1,610,889.57

a. Class B Monthly Interest:	$26,292.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,584,597.57

3. Collateral Available Funds:	$1,933,067.48

a. Excess Spread:	$1,933,067.48

4. Total Excess Spread:	$15,753,392.07

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2006-1 Allocable Principal Collections:	$347,905,076.27

3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$269,774,262.13

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$269,774,262.13

6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$6,572,180.09

8. Available Principal Collections (total of items 5., 6. & 7.):	$276,346,442.22

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$90,000,000.00

2. Required Collateral Invested Amount:	$90,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$276,346,442.22

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$15,753,392.07
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$492,913.51
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$42,750.40
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$591,496.21
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$12,959,565.28

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.

1. Excess Spread:	$15,753,392.07
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$492,913.51
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$42,750.40
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$591,496.21
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$12,959,565.28

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2205%
b. Prior Monthly Period:	2.2572%
c. Second Prior Monthly Period:	2.5498%

2. Three Month Average Base Rate:	2.3425%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7614%
b. Prior Monthly Period:	18.3177%
c. Second Prior Monthly Period:	19.3373%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8055%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	644,807,761.73	500,000,000.00	144,807,761.73
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	14,275,418.10	11,069,514.78	3,205,903.32
Collections of Principal Receivables	173,952,538.13	134,887,131.06	39,065,407.07
Defaulted Amount	4,237,792.73	3,286,090.04	951,702.69

Ending Invested Amount / Transferor Amount	642,218,414.24	500,000,000.00	142,218,414.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2010 - May 16, 2010	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	2,875,328.79	180,734.95	230,026.30	3,286,090.04
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,555,016.29	353,755.78	453,151.30	6,361,923.37

Reallocated Investor Finance Charge Collections				11,069,514.78
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.5928%
Base Rate				7.0167%
Excess Spread Percentage				11.2982%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$4.46

2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$4.63

2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$4,872,383.07

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,707,591.40

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,685,825.43

a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,875,328.79
e. Excess Spread:	$4,859,975.81

2. Class B Available Funds:	$608,823.31

a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$481,635.81

3. Collateral Available Funds:	$774,866.03

a. Excess Spread:	$774,866.03

4. Total Excess Spread:	$6,116,477.65

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2006-2 Allocable Principal Collections:	$173,952,538.13

3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$134,887,131.06

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$134,887,131.06

6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,286,090.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$138,173,221.10

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$35,000,000.00

2. Required Collateral Invested Amount:	$35,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$138,173,221.10

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.

1. Excess Spread:	$6,116,477.65
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$180,734.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$230,026.30
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,707,591.40

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.

1. Excess Spread:	$6,116,477.65
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$180,734.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$230,026.30
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$4,707,591.40

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	7.0167%
b. Prior Monthly Period:	7.2431%
c. Second Prior Monthly Period:	8.3161%

2. Three Month Average Base Rate:	7.5253%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.5928%
b. Prior Monthly Period:	19.0740%
c. Second Prior Monthly Period:	20.0365%

4. Three Month Average Series Adjusted Portfolio Yield:	19.5677%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	773,769,314.08	600,000,000.00	173,769,314.08
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	17,130,501.72	13,283,417.74	3,847,083.98
Collections of Principal Receivables	208,743,045.76	161,864,557.27	46,878,488.49
Defaulted Amount	5,085,351.28	3,943,308.05	1,142,043.23

Ending Invested Amount / Transferor Amount	770,662,097.08	600,000,000.00	170,662,097.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2744%	0.3744%	0.5344%
Monthly Interest Due	122,190.56	14,975.20	25,650.24	162,816.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	122,190.56	14,975.20	25,650.24	162,816.00
Investor Default Amount	3,292,662.23	295,748.10	354,897.72	3,943,308.05
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,249,852.79	385,723.30	470,547.96	5,106,124.05

Reallocated Investor Finance Charge Collections				12,881,863.22
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7504%
Base Rate				2.2106%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	122,190.56	14,975.20	25,650.24	162,816.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	122,190.56	14,975.20	25,650.24	162,816.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.24

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.33

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.33

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,801,389.41

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$25,650.24

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,775,739.17

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$10,756,355.79

a. Class A Monthly Interest:	$122,190.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,292,662.23
e. Excess Spread:	$7,341,503.00

2. Class B Available Funds:	$966,139.74

a. Class B Monthly Interest:	$14,975.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$951,164.54

3. Collateral Available Funds:	$1,159,367.69

a. Excess Spread:	$1,159,367.69

4. Total Excess Spread:	$9,452,035.23

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2006-3 Allocable Principal Collections:	$208,743,045.76

3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$161,864,557.27

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$161,864,557.27

6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,943,308.05

8. Available Principal Collections (total of items 5., 6. & 7.):	$165,807,865.32

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$165,807,865.32

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$9,452,035.23
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$295,748.10
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$25,650.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$354,897.72
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,775,739.17

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.

1. Excess Spread:	$9,452,035.23
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$295,748.10
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$25,650.24
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$354,897.72
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,775,739.17

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2106%
b. Prior Monthly Period:	2.2472%
c. Second Prior Monthly Period:	2.5398%

2. Three Month Average Base Rate:	2.3325%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7504%
b. Prior Monthly Period:	18.3077%
c. Second Prior Monthly Period:	19.3277%

4. Three Month Average Series Adjusted Portfolio Yield:	18.7953%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-B Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	902,730,866.43	700,000,000.00	202,730,866.43
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	19,985,585.34	15,497,320.69	4,488,264.65
Collections of Principal Receivables	243,533,553.39	188,841,983.49	54,691,569.90
Defaulted Amount	5,932,909.83	4,600,526.07	1,332,383.76

Ending Invested Amount / Transferor Amount	899,105,779.93	700,000,000.00	199,105,779.93

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2944%	0.4044%	0.5444%
Monthly Interest Due	152,946.76	18,871.07	30,485.28	202,303.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	152,946.76	18,871.07	30,485.28	202,303.11
Investor Default Amount	3,841,439.26	345,039.46	414,047.35	4,600,526.07
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,968,552.69	451,410.53	549,532.63	5,969,495.85

Reallocated Investor Finance Charge Collections				15,041,191.55
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7726%
Base Rate				2.2307%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	152,946.76	18,871.07	30,485.28	202,303.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	152,946.76	18,871.07	30,485.28	202,303.11
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.26

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.36

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.36

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$9,102,180.98

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,485.28

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,071,695.70

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,559,394.94

a. Class A Monthly Interest:	$152,946.76
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,841,439.26
e. Excess Spread:	$8,565,008.92

2. Class B Available Funds:	$1,128,089.37

a. Class B Monthly Interest:	$18,871.07
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,109,218.30

3. Collateral Available Funds:	$1,353,707.24

a. Excess Spread:	$1,353,707.24

4. Total Excess Spread:	$11,027,934.46

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2006-B Allocable Principal Collections:	$243,533,553.39

3. Principal Allocation Percentage of Series 2006-B Allocable Principal Collections:	$188,841,983.49

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$188,841,983.49

6. Shared Principal Collections from other Series allocated to Series 2006-B:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,600,526.07

8. Available Principal Collections (total of items 5., 6. & 7.):	$193,442,509.56

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$63,000,000.00

2. Required Collateral Invested Amount:	$63,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$193,442,509.56

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B.

1. Excess Spread:	$11,027,934.46
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$345,039.46
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$30,485.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$414,047.35
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,071,695.70

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-B.

1. Excess Spread:	$11,027,934.46
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$345,039.46
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$30,485.28
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$414,047.35
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,071,695.70

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2307%
b. Prior Monthly Period:	2.2673%
c. Second Prior Monthly Period:	2.5599%

2. Three Month Average Base Rate:	2.3526%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7726%
b. Prior Monthly Period:	18.3279%
c. Second Prior Monthly Period:	19.3471%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8159%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	644,807,761.73	500,000,000.00	144,807,761.73
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	14,275,418.10	11,069,514.78	3,205,903.32
Collections of Principal Receivables	173,952,538.13	134,887,131.06	39,065,407.07
Defaulted Amount	4,237,792.73	3,286,090.04	951,702.69

Ending Invested Amount / Transferor Amount	642,218,414.24	500,000,000.00	142,218,414.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2744%	0.3644%	0.5244%
Monthly Interest Due	107,313.07	8,907.07	15,148.76	131,368.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	107,313.07	8,907.07	15,148.76	131,368.90
Investor Default Amount	2,891,759.24	180,734.95	213,595.85	3,286,090.04
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,732,405.64	235,475.35	282,911.28	4,250,792.27

Reallocated Investor Finance Charge Collections				10,730,574.91
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7396%
Base Rate				2.2007%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	107,313.07	8,907.07	15,148.76	131,368.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	107,313.07	8,907.07	15,148.76	131,368.90
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.24

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.32

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.32

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,494,931.40

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,148.76

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,479,782.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,442,905.92

a. Class A Monthly Interest:	$107,313.07
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,891,759.24
e. Excess Spread:	$6,443,833.61

2. Class B Available Funds:	$590,181.62

a. Class B Monthly Interest:	$8,907.07
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$581,274.55

3. Collateral Available Funds:	$697,487.37

a. Excess Spread:	$697,487.37

4. Total Excess Spread:	$7,722,595.53

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-1 Allocable Principal Collections:	$173,952,538.13

3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$134,887,131.06

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$134,887,131.06

6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,286,090.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$138,173,221.10

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$138,173,221.10

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.

1. Excess Spread:	$7,722,595.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$180,734.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$15,148.76
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$213,595.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,479,782.64

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.

1. Excess Spread:	$7,722,595.53
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$180,734.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$15,148.76
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$213,595.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2007%
b. Prior Monthly Period:	2.2373%
c. Second Prior Monthly Period:	2.5300%

2. Three Month Average Base Rate:	2.3227%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7396%
b. Prior Monthly Period:	18.2979%
c. Second Prior Monthly Period:	19.3182%

4. Three Month Average Series Adjusted Portfolio Yield:	18.7852%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	644,807,761.73	500,000,000.00	144,807,761.73
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	14,275,418.10	11,069,514.78	3,205,903.32
Collections of Principal Receivables	173,952,538.13	134,887,131.06	39,065,407.07
Defaulted Amount	4,237,792.73	3,286,090.04	951,702.69

Ending Invested Amount / Transferor Amount	642,218,414.24	500,000,000.00	142,218,414.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.3044%	0.4344%	0.6044%
Monthly Interest Due	119,046.40	10,618.18	17,459.87	147,124.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	119,046.40	10,618.18	17,459.87	147,124.45
Investor Default Amount	2,891,759.24	180,734.95	213,595.85	3,286,090.04
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,744,138.97	237,186.46	285,222.39	4,266,547.82

Reallocated Investor Finance Charge Collections				10,746,330.46
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7792%
Base Rate				2.2367%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	119,046.40	10,618.18	17,459.87	147,124.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	119,046.40	10,618.18	17,459.87	147,124.45
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.27

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.39

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.39

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,497,242.51

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$17,459.87

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,479,782.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,456,770.80

a. Class A Monthly Interest:	$119,046.40
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,891,759.24
e. Excess Spread:	$6,445,965.16

2. Class B Available Funds:	$591,048.18

a. Class B Monthly Interest:	$10,618.18
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$580,430.00

3. Collateral Available Funds:	$698,511.48

a. Excess Spread:	$698,511.48

4. Total Excess Spread:	$7,724,906.64

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-2 Allocable Principal Collections:	$173,952,538.13

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$134,887,131.06

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$134,887,131.06

6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,286,090.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$138,173,221.10

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$138,173,221.10

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$7,724,906.64
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$180,734.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$17,459.87
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$213,595.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.

1. Excess Spread:	$7,724,906.64
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$180,734.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$17,459.87
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$213,595.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2367%
b. Prior Monthly Period:	2.2733%
c. Second Prior Monthly Period:	2.5659%

2. Three Month Average Base Rate:	2.3586%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7792%
b. Prior Monthly Period:	18.3338%
c. Second Prior Monthly Period:	19.3529%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8220%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,031,692,418.78	800,000,000.00	231,692,418.78
Beginning Adjusted Invested Amount	N/A	800,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	22,840,668.96	17,711,693.03	5,129,445.31
Collections of Principal Receivables	278,324,061.01	215,819,409.70	62,504,651.31
Defaulted Amount	6,780,468.38	5,257,744.08	1,522,724.30

Ending Invested Amount / Transferor Amount	1,027,549,462.78	800,000,000.00	227,549,462.78

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	3,520,000.00	0.00	0.00	3,520,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	3,520,000.00	0.00	0.00	3,520,000.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	3,520,000.00	0.00	0.00	3,520,000.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2444%	0.3444%	0.5144%
Monthly Interest Due	152,927.57	13,469.08	23,775.79	190,172.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	152,927.57	13,469.08	23,775.79	190,172.44
Investor Default Amount	4,626,814.79	289,175.92	341,753.37	5,257,744.08
Investor Monthly Fees Due	1,173,333.33	73,333.33	86,666.67	1,333,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,953,075.69	375,978.33	452,195.83	6,781,249.85

Reallocated Investor Finance Charge Collections				17,148,902.07
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				469.38
Series Adjusted Portfolio Yield				18.7088%
Base Rate				2.1722%
Excess Spread Percentage				15.5522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00
Distributions of Interest	152,927.57	13,469.08	23,775.79	190,172.44
Deposits to the Principal Funding Account	704,000,000.00	44,000,000.00	0.00	748,000,000.00
Distributions of Principal	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00
Total Distributions	704,152,927.57	44,013,469.08	52,023,775.79	800,190,172.44
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1,000.22

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.22

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1,000.31

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$62,391,897.39

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$23,775.79

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$52,000,000.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,368,121.60

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$15,091,446.88

a. Class A Monthly Interest:	$152,927.57
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,626,814.79
e. Excess Spread:	$10,311,704.52

2. Class B Available Funds:	$943,215.43

a. Class B Monthly Interest:	$13,469.08
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$929,746.35

3. Collateral Available Funds:	$1,114,709.14

a. Excess Spread:	$1,114,709.14

4. Total Excess Spread:	$12,356,160.01

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-4 Allocable Principal Collections:	$278,324,061.01

3. Principal Allocation Percentage of Series 2007-4 Allocable Principal Collections:	$215,819,409.70

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$215,819,409.70

6. Shared Principal Collections from other Series allocated to Series 2007-4:	$578,922,846.22

7. Other amounts treated as Available Principal Collections:	$5,257,744.08

8. Available Principal Collections (total of items 5., 6. & 7.):	$800,000,000.00

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	N/A

2. Required Collateral Invested Amount:	N/A

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	N/A

4. Treated as Shared Principal Collections:	N/A

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$748,000,000.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$52,000,000.00

3. Distribution of Principal:	$800,000,000.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-4.

1. Excess Spread:	$12,356,160.01
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$289,175.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$23,775.79
9. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$341,753.37
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$10,368,121.60

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-4.

1. Excess Spread:	$12,356,160.01
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$289,175.92
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$23,775.79
10. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$341,753.37
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$10,368,121.60

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1722%
b. Prior Monthly Period:	2.2088%
c. Second Prior Monthly Period:	2.5014%

2. Three Month Average Base Rate:	2.2941%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7088%
b. Prior Monthly Period:	18.2698%
c. Second Prior Monthly Period:	19.2910%

4. Three Month Average Series Adjusted Portfolio Yield:	18.7566%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	644,807,761.73	500,000,000.00	144,807,761.73
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	14,275,418.10	11,069,514.78	3,205,903.32
Collections of Principal Receivables	173,952,538.13	134,887,131.06	39,065,407.07
Defaulted Amount	4,237,792.73	3,286,090.04	951,702.69

Ending Invested Amount / Transferor Amount	642,218,414.24	500,000,000.00	142,218,414.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2844%	0.4044%	0.6044%
Monthly Interest Due	111,224.18	9,884.84	17,459.87	138,568.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	111,224.18	9,884.84	17,459.87	138,568.89
Investor Default Amount	2,891,759.24	180,734.95	213,595.85	3,286,090.04
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,736,316.75	236,453.12	285,222.39	4,257,992.26

Reallocated Investor Finance Charge Collections				10,737,774.90
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7577%
Base Rate				2.2172%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	111,224.18	9,884.84	17,459.87	138,568.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	111,224.18	9,884.84	17,459.87	138,568.89
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.25

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.36

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.36

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,497,242.51

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$17,459.87

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,479,782.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,449,241.91

a. Class A Monthly Interest:	$111,224.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,891,759.24
e. Excess Spread:	$6,446,258.49

2. Class B Available Funds:	$590,577.62

a. Class B Monthly Interest:	$9,884.84
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$580,692.78

3. Collateral Available Funds:	$697,955.37

a. Excess Spread:	$697,955.37

4. Total Excess Spread:	$7,724,906.64

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-5 Allocable Principal Collections:	$173,952,538.13

3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$134,887,131.06

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$134,887,131.06

6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,286,090.04

8. Available Principal Collections (total of items 5., 6. & 7.):	$138,173,221.10

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$138,173,221.10

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.

1. Excess Spread:	$7,724,906.64
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$180,734.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$17,459.87
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$213,595.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.

1. Excess Spread:	$7,724,906.64
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$180,734.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$17,459.87
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$213,595.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,479,782.64

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2172%
b. Prior Monthly Period:	2.2538%
c. Second Prior Monthly Period:	2.5464%

2. Three Month Average Base Rate:	2.3391%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7577%
b. Prior Monthly Period:	18.3143%
c. Second Prior Monthly Period:	19.3340%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8020%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,289,615,523.47	1,000,000,000.00	289,615,523.47
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	28,550,836.20	22,139,616.29	6,411,806.64
Collections of Principal Receivables	347,905,076.27	269,774,262.13	78,130,814.14
Defaulted Amount	8,475,585.47	6,572,180.09	1,903,405.38

Ending Invested Amount / Transferor Amount	1,284,436,828.47	1,000,000,000.00	284,436,828.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,400,000.00	0.00	0.00	4,400,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	4,400,000.00	0.00	0.00	4,400,000.00
Required Reserve Account Amount	4,400,000.00	0.00	0.00	4,400,000.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2544%	0.3544%	0.5344%
Monthly Interest Due	198,981.69	17,325.24	30,875.29	247,182.22
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	198,981.69	17,325.24	30,875.29	247,182.22
Investor Default Amount	5,783,518.48	361,469.90	427,191.71	6,572,180.09
Investor Monthly Fees Due	1,466,666.67	91,666.67	108,333.33	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,449,166.84	470,461.81	566,400.33	8,486,028.98

Reallocated Investor Finance Charge Collections				21,445,594.26
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				586.73
Series Adjusted Portfolio Yield				18.7207%
Base Rate				2.1830%
Excess Spread Percentage				15.5522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00
Distributions of Interest	198,981.69	17,325.24	30,875.29	247,182.22
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	198,981.69	17,325.24	30,875.29	247,182.22
Ending Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.32

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.32

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$12,991,027.29

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,875.29

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,960,152.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$18,872,639.27

a. Class A Monthly Interest:	$198,981.69
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,783,518.48
e. Excess Spread:	$12,890,139.10

2. Class B Available Funds:	$1,179,539.95

a. Class B Monthly Interest:	$17,325.24
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,162,214.71

3. Collateral Available Funds:	$1,394,001.76

a. Excess Spread:	$1,394,001.76

4. Total Excess Spread:	$15,446,355.57

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-6 Allocable Principal Collections:	$347,905,076.27

3. Principal Allocation Percentage of Series 2007-6 Allocable Principal Collections:	$269,774,262.13

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$269,774,262.13

6. Shared Principal Collections from other Series allocated to Series 2007-6:	$0.00

7. Other amounts treated as Available Principal Collections:	$6,572,180.09

8. Available Principal Collections (total of items 5., 6. & 7.):	$276,346,442.22

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$65,000,000.00

2. Required Collateral Invested Amount:	$65,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$276,346,442.22

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-6.
1. Excess Spread:	$15,446,355.57
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$361,469.90
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$30,875.29
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$427,191.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,960,152.00

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-6.

1. Excess Spread:	$15,446,355.57
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$361,469.90
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$30,875.29
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$427,191.71
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$12,960,152.00

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1830%
b. Prior Monthly Period:	2.2196%
c. Second Prior Monthly Period:	2.5122%

2. Three Month Average Base Rate:	2.3049%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7207%
b. Prior Monthly Period:	18.2806%
c. Second Prior Monthly Period:	19.3011%

4. Three Month Average Series Adjusted Portfolio Yield:	18.7675%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,160,653,971.12	900,000,000.00	260,653,971.12
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	25,695,752.58	19,925,126.61	5,770,625.97
Collections of Principal Receivables	313,114,568.64	242,796,835.91	70,317,732.73
Defaulted Amount	7,628,026.92	5,914,962.08	1,713,064.84

Ending Invested Amount / Transferor Amount	1,155,993,145.63	900,000,000.00	255,993,145.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.2944%	0.4244%	0.6444%
Monthly Interest Due	207,243.52	18,672.72	33,507.76	259,424.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	207,243.52	18,672.72	33,507.76	259,424.00
Investor Default Amount	5,205,166.63	325,322.91	384,472.54	5,914,962.08
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,732,410.15	426,495.63	515,480.30	7,674,386.08

Reallocated Investor Finance Charge Collections				19,337,994.83
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.7717%
Base Rate				2.2298%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	207,243.52	18,672.72	33,507.76	259,424.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	207,243.52	18,672.72	33,507.76	259,424.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.26

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.38

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.38

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$11,697,116.51

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$33,507.76

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,663,608.75

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$17,017,435.45

a. Class A Monthly Interest:	$207,243.52
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,205,166.63
e. Excess Spread:	$11,605,025.30

2. Class B Available Funds:	$1,063,589.72

a. Class B Monthly Interest:	$18,672.72
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,044,917.00

3. Collateral Available Funds:	$1,256,969.66

a. Excess Spread:	$1,256,969.66

4. Total Excess Spread:	$13,906,911.96

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-7 Allocable Principal Collections:	$313,114,568.64

3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$242,796,835.91

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$242,796,835.91

6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$5,914,962.08

8. Available Principal Collections (total of items 5., 6. & 7.):	$248,711,797.99

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$58,500,000.00

2. Required Collateral Invested Amount:	$58,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$248,711,797.99

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$13,906,911.96
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$325,322.91
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$33,507.76
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$384,472.54
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,663,608.75

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.

1. Excess Spread:	$13,906,911.96
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$325,322.91
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$33,507.76
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$384,472.54
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$11,663,608.75

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2298%
b. Prior Monthly Period:	2.2664%
c. Second Prior Monthly Period:	2.5591%

2. Three Month Average Base Rate:	2.3518%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.7717%
b. Prior Monthly Period:	18.3270%
c. Second Prior Monthly Period:	19.3463%

4. Three Month Average Series Adjusted Portfolio Yield:	18.8150%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,547,538,628.16	1,200,000,000.00	347,538,628.16
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	34,261,003.44	26,566,835.48	7,694,167.96
Collections of Principal Receivables	417,486,091.52	323,729,114.55	93,756,976.97
Defaulted Amount	10,170,702.56	7,886,616.11	2,284,086.45

Ending Invested Amount / Transferor Amount	1,541,324,194.17	1,200,000,000.00	341,324,194.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.5544%	0.9544%	1.5544%
Monthly Interest Due	520,378.03	55,990.29	107,770.35	684,138.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	520,378.03	55,990.29	107,770.35	684,138.67
Investor Default Amount	6,940,222.17	433,763.89	512,630.05	7,886,616.11
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,220,600.20	599,754.18	750,400.40	10,570,754.78

Reallocated Investor Finance Charge Collections				26,122,233.12
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.1264%
Base Rate				2.5513%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	520,378.03	55,990.29	107,770.35	684,138.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	520,378.03	55,990.29	107,770.35	684,138.67
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.49

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.49

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor charge - offs ..

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.85

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.85

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$15,659,248.69

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$107,770.35

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,551,478.34

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$22,987,565.15

a. Class A Monthly Interest:	$520,378.03
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,940,222.17
e. Excess Spread:	$15,526,964.95

2. Class B Available Funds:	$1,436,722.82

a. Class B Monthly Interest:	$55,990.29
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,380,732.53

3. Collateral Available Funds:	$1,697,945.15

a. Excess Spread:	$1,697,945.15

4. Total Excess Spread:	$18,605,642.63

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2007-8 Allocable Principal Collections:	$417,486,091.52

3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$323,729,114.55

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$323,729,114.55

6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$7,886,616.11

8. Available Principal Collections (total of items 5., 6. & 7.):	$331,615,730.66

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$78,000,000.00

2. Required Collateral Invested Amount:	$78,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$331,615,730.66

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$18,605,642.63
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$433,763.89
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$107,770.35
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$512,630.05
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,551,478.34

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.

1. Excess Spread:	$18,605,642.63
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$433,763.89
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$107,770.35
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$512,630.05
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,551,478.34

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.5513%
b. Prior Monthly Period:	2.5879%
c. Second Prior Monthly Period:	2.8806%

2. Three Month Average Base Rate:	2.6733%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.1264%
b. Prior Monthly Period:	18.6485%
c. Second Prior Monthly Period:	19.6563%

4. Three Month Average Series Adjusted Portfolio Yield:	19.1437%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,707,644,629.98	2,875,000,000.00	832,644,629.98
Beginning Adjusted Invested Amount	N/A	2,875,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	82,083,654.08	63,649,710.00	18,433,944.08
Collections of Principal Receivables	1,000,227,094.26	775,601,003.60	224,626,090.66
Defaulted Amount	24,367,308.23	18,895,017.77	5,472,290.46

Ending Invested Amount / Transferor Amount	3,692,755,881.86	2,875,000,000.00	817,755,881.86

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	0.7044%	1.6044%	2.7544%
Monthly Interest Due	1,584,072.36	225,504.52	457,533.12	2,267,110.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,584,072.36	225,504.52	457,533.12	2,267,110.00
Investor Default Amount	16,627,615.63	1,039,225.98	1,228,176.16	18,895,017.77
Investor Monthly Fees Due	4,216,666.67	263,541.67	311,458.33	4,791,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	22,428,354.66	1,528,272.17	1,997,167.61	25,953,794.44

Reallocated Investor Finance Charge Collections				63,212,544.62
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4014%
Base Rate				2.8005%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00
Distributions of Interest	1,584,072.36	225,504.52	457,533.12	2,267,110.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,584,072.36	225,504.52	457,533.12	2,267,110.00
Ending Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.63

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.63

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.43

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.43

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$37,716,283.30

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$457,533.12

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$37,258,750.18

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$55,627,039.27

a. Class A Monthly Interest:	$1,584,072.36
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$16,627,615.63
e. Excess Spread:	$37,415,351.28

2. Class B Available Funds:	$3,476,689.95

a. Class B Monthly Interest:	$225,504.52
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$3,251,185.43

3. Collateral Available Funds:	$4,108,815.40

a. Excess Spread:	$4,108,815.40

4. Total Excess Spread:	$44,775,352.11

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-1 Allocable Principal Collections:	$1,000,227,094.26

3. Principal Allocation Percentage of Series 2008-1 Allocable Principal Collections:	$775,601,003.60

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$775,601,003.60

6. Shared Principal Collections from other Series allocated to Series 2008-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$18,895,017.77

8. Available Principal Collections (total of items 5., 6. & 7.):	$794,496,021.37

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$186,875,000.00

2. Required Collateral Invested Amount:	$186,875,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$794,496,021.37

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-1.
1. Excess Spread:	$44,775,352.11
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$1,039,225.98
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$457,533.12
9. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$1,228,176.16
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$37,258,750.18

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-1.

1. Excess Spread:	$44,775,352.11
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$1,039,225.98
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$457,533.12
10. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$1,228,176.16
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$37,258,750.18

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.8005%
b. Prior Monthly Period:	2.8371%
c. Second Prior Monthly Period:	3.1297%

2. Three Month Average Base Rate:	2.9224%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4014%
b. Prior Monthly Period:	18.8977%
c. Second Prior Monthly Period:	19.8966%

4. Three Month Average Series Adjusted Portfolio Yield:	19.3985%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,758,568,733.19	1,363,638,000.00	394,930,733.19
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	38,933,005.18	30,189,622.00	8,743,383.18
Collections of Principal Receivables	474,416,582.39	367,874,435.25	106,542,147.14
Defaulted Amount	11,557,630.42	8,962,074.52	2,595,555.90

Ending Invested Amount / Transferor Amount	1,751,506,867.91	1,363,638,000.00	387,868,867.91

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.5144%	4.0044%	5.2544%
Monthly Interest Due	1,615,338.67	266,962.23	413,984.43	2,296,285.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,615,338.67	266,962.23	413,984.43	2,296,285.33
Investor Default Amount	7,886,616.11	492,920.08	582,538.33	8,962,074.52
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,501,954.78	884,883.98	1,144,251.09	13,531,089.85

Reallocated Investor Finance Charge Collections				31,203,245.53
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.5283%
Base Rate				3.8218%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,615,338.67	266,962.23	413,984.43	2,296,285.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,615,338.67	266,962.23	413,984.43	2,296,285.33
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.35

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.35

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.56

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.56

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$18,086,140.12

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$413,984.43

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,672,155.69

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$27,458,823.12

a. Class A Monthly Interest:	$1,615,338.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$7,886,616.11
e. Excess Spread:	$17,956,868.34

2. Class B Available Funds:	$1,716,199.33

a. Class B Monthly Interest:	$266,962.23
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,449,237.10

3. Collateral Available Funds:	$2,028,223.09

a. Excess Spread:	$2,028,223.09

4. Total Excess Spread:	$21,434,328.53

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-2 Allocable Principal Collections:	$474,416,582.39

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$367,874,435.25

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$367,874,435.25

6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$8,962,074.52

8. Available Principal Collections (total of items 5., 6. & 7.):	$376,836,509.77

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$88,637,000.00

2. Required Collateral Invested Amount:	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$376,836,509.77

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.

1. Excess Spread:	$21,434,328.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$492,920.08
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$413,984.43
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$582,538.33
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,672,155.69

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.

1. Excess Spread:	$21,434,328.53
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$492,920.08
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$413,984.43
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$582,538.33
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,672,155.69

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.8218%
b. Prior Monthly Period:	3.8584%
c. Second Prior Monthly Period:	4.1510%

2. Three Month Average Base Rate:	3.9437%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.5283%
b. Prior Monthly Period:	19.9190%
c. Second Prior Monthly Period:	20.8814%

4. Three Month Average Series Adjusted Portfolio Yield:	20.4429%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	784,029,495.19	607,956,000.00	176,073,495.19
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	17,357,652.17	13,459,555.86	3,898,096.31
Collections of Principal Receivables	211,510,978.55	164,010,881.31	47,500,097.24
Defaulted Amount	5,152,783.04	3,995,596.32	1,157,186.72

Ending Invested Amount / Transferor Amount	780,881,076.49	607,956,000.00	172,925,076.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.6544%	4.5044%	6.7544%
Monthly Interest Due	786,749.60	133,882.19	237,261.86	1,157,893.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	786,749.60	133,882.19	237,261.86	1,157,893.65
Investor Default Amount	3,516,116.35	219,760.56	259,719.41	3,995,596.32
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,194,532.62	409,372.75	562,844.60	6,166,749.97

Reallocated Investor Finance Charge Collections				14,045,595.44
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8060%
Base Rate				4.0734%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	786,749.60	133,882.19	237,261.86	1,157,893.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	786,749.60	133,882.19	237,261.86	1,157,893.65
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.47

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.47

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$4.00

2. The amount of the distribution in respect of Class B Monthly Interest:	$4.00

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,116,107.33

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$237,261.86

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,878,845.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,360,094.42

a. Class A Monthly Interest:	$786,749.60
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,516,116.35
e. Excess Spread:	$8,057,228.47

2. Class B Available Funds:	$772,517.45

a. Class B Monthly Interest:	$133,882.19
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$638,635.26

3. Collateral Available Funds:	$912,983.57

a. Excess Spread:	$912,983.57

4. Total Excess Spread:	$9,608,847.30

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-4 Allocable Principal Collections:	$211,510,978.55

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$164,010,881.31

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$164,010,881.31

6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,995,596.32

8. Available Principal Collections (total of items 5., 6. & 7.):	$168,006,477.63

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$39,518,000.00

2. Required Collateral Invested Amount:	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$168,006,477.63

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$9,608,847.30
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$219,760.56
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$237,261.86
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$259,719.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,878,845.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.

1. Excess Spread:	$9,608,847.30
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$219,760.56
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$237,261.86
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$259,719.41
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,878,845.47

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.0734%
b. Prior Monthly Period:	4.1100%
c. Second Prior Monthly Period:	4.4027%

2. Three Month Average Base Rate:	4.1954%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.8060%
b. Prior Monthly Period:	20.1706%
c. Second Prior Monthly Period:	21.1240%

4. Three Month Average Series Adjusted Portfolio Yield:	20.7002%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,172,377,865.85	909,091,000.00	263,286,865.85
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	25,955,308.23	20,126,392.52	5,828,915.71
Collections of Principal Receivables	316,277,373.69	245,249,353.73	71,028,019.96
Defaulted Amount	7,705,078.47	5,974,709.77	1,730,368.70

Ending Invested Amount / Transferor Amount	1,167,669,960.83	909,091,000.00	258,578,960.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.0544%	1.3544%	4.0544%
Monthly Interest Due	749,781.33	60,194.67	212,957.66	1,022,933.66
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	749,781.33	60,194.67	212,957.66	1,022,933.66
Investor Default Amount	5,257,744.08	328,609.00	388,356.69	5,974,709.77
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,340,858.74	472,137.00	699,799.35	8,512,795.09

Reallocated Investor Finance Charge Collections				20,294,219.25
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8251%
Base Rate				3.1845%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	749,781.33	60,194.67	212,957.66	1,022,933.66
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	749,781.33	60,194.67	212,957.66	1,022,933.66
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.94

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.94

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.20

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.20

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$11,994,381.82

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$212,957.66

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,781,424.16

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$17,858,911.15

a. Class A Monthly Interest:	$749,781.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,257,744.08
e. Excess Spread:	$11,851,385.74

2. Class B Available Funds:	$1,116,181.95

a. Class B Monthly Interest:	$60,194.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,055,987.28

3. Collateral Available Funds:	$1,319,126.15

a. Excess Spread:	$1,319,126.15

4. Total Excess Spread:	$14,226,499.17

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-5 Allocable Principal Collections:	$316,277,373.69

3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$245,249,353.73

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$245,249,353.73

6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$5,974,709.77

8. Available Principal Collections (total of items 5., 6. & 7.):	$251,224,063.50

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$59,091,000.00

2. Required Collateral Invested Amount:	$59,091,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$251,224,063.50

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.

1. Excess Spread:	$14,226,499.17
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$328,609.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$212,957.66
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$388,356.69
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$11,781,424.16

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.

1. Excess Spread:	$14,226,499.17
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$328,609.00
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$212,957.66
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$388,356.69
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$11,781,424.16

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.1845%
b. Prior Monthly Period:	3.2381%
c. Second Prior Monthly Period:	3.5723%

2. Three Month Average Base Rate:	3.3316%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.8251%
b. Prior Monthly Period:	19.2987%
c. Second Prior Monthly Period:	20.3233%

4. Three Month Average Series Adjusted Portfolio Yield:	19.8157%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,978,387,568.01	1,534,091,000.00	444,296,568.01
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	43,799,580.86	33,963,286.01	9,836,294.85
Collections of Principal Receivables	533,718,046.35	413,858,267.55	119,859,778.80
Defaulted Amount	13,002,319.39	10,082,322.33	2,919,997.06

Ending Invested Amount / Transferor Amount	1,970,442,978.63	1,534,091,000.00	436,351,978.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.4544%	3.2544%	4.7544%
Monthly Interest Due	1,745,256.00	244,078.50	421,411.34	2,410,745.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,745,256.00	244,078.50	421,411.34	2,410,745.84
Investor Default Amount	8,872,443.12	554,527.70	655,351.51	10,082,322.33
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	12,867,699.12	939,231.20	1,242,956.18	15,049,886.50

Reallocated Investor Finance Charge Collections				34,931,038.96
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.3867%
Base Rate				3.6935%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,745,256.00	244,078.50	421,411.34	2,410,745.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,745,256.00	244,078.50	421,411.34	2,410,745.84
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.29

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.29

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$2.89

2. The amount of the distribution in respect of Class B Monthly Interest:	$2.89

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$20,302,563.80

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$421,411.34

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,881,152.46

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the
definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$30,739,312.46

a. Class A Monthly Interest:	$1,745,256.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$8,872,443.12
e. Excess Spread:	$20,121,613.34

2. Class B Available Funds:	$1,921,207.03

a. Class B Monthly Interest:	$244,078.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,677,128.53

3. Collateral Available Funds:	$2,270,519.47

a. Excess Spread:	$2,270,519.47

4. Total Excess Spread:	$24,069,261.34

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-6 Allocable Principal Collections:	$533,718,046.35

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$413,858,267.55

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$413,858,267.55

6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00

7. Other amounts treated as Available Principal Collections:	$10,082,322.33

8. Available Principal Collections (total of items 5., 6. & 7.):	$423,940,589.88

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$99,716,000.00

2. Required Collateral Invested Amount:	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$423,940,589.88

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.

1. Excess Spread:	$24,069,261.34
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$554,527.70
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$421,411.34
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$655,351.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,881,152.46

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.

1. Excess Spread:	$24,069,261.34
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$554,527.70
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$421,411.34
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$655,351.51
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,881,152.46

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6935%
b. Prior Monthly Period:	3.7301%
c. Second Prior Monthly Period:	4.0227%

2. Three Month Average Base Rate:	3.8154%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.3867%
b. Prior Monthly Period:	19.7906%
c. Second Prior Monthly Period:	20.7576%

4. Three Month Average Series Adjusted Portfolio Yield:	20.3117%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	769,374,304.38	596,592,000.00	172,782,304.38
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	17,033,200.47	13,207,967.93	3,825,232.54
Collections of Principal Receivables	207,557,385.26	160,945,166.59	46,612,218.67
Defaulted Amount	5,056,466.49	3,920,910.07	1,135,556.42

Ending Invested Amount / Transferor Amount	766,284,736.37	596,592,000.00	169,692,736.37

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.5544%	1.3544%	5.0044%
Monthly Interest Due	725,377.33	39,503.35	172,502.09	937,382.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	725,377.33	39,503.35	172,502.09	937,382.77
Investor Default Amount	3,450,394.55	215,652.95	254,862.57	3,920,910.07
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,050,771.88	309,844.63	491,996.33	5,852,612.84

Reallocated Investor Finance Charge Collections				13,584,185.81
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.3865%
Base Rate				3.6932%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	725,377.33	39,503.35	172,502.09	937,382.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	725,377.33	39,503.35	172,502.09	937,382.77
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.38

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.38

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.20

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.20

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,904,075.06

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$172,502.09

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,731,572.97

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$11,954,061.65

a. Class A Monthly Interest:	$725,377.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,450,394.55
e. Excess Spread:	$7,778,289.77

2. Class B Available Funds:	$747,140.24

a. Class B Monthly Interest:	$39,503.35
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$707,636.89

3. Collateral Available Funds:	$882,983.92

a. Excess Spread:	$882,983.92

4. Total Excess Spread:	$9,368,910.58

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-7 Allocable Principal Collections:	$207,557,385.26

3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$160,945,166.59

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$160,945,166.59

6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,920,910.07

8. Available Principal Collections (total of items 5., 6. & 7.):	$164,866,076.66

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$38,779,000.00

2. Required Collateral Invested Amount:	$38,779,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$164,866,076.66

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.

1. Excess Spread:	$9,368,910.58
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$215,652.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$172,502.09
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$254,862.57
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,731,572.97

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.

1. Excess Spread:	$9,368,910.58
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$215,652.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$172,502.09
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$254,862.57
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,731,572.97

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6932%
b. Prior Monthly Period:	3.7646%
c. Second Prior Monthly Period:	4.1424%

2. Three Month Average Base Rate:	3.8667%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.3865%
b. Prior Monthly Period:	19.8252%
c. Second Prior Monthly Period:	20.8730%

4. Three Month Average Series Adjusted Portfolio Yield:	20.3616%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	952,557,741.41	738,637,000.00	213,920,741.41
Beginning Adjusted Invested Amount	N/A	738,637,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	21,088,704.00	16,352,706.38	4,735,997.62
Collections of Principal Receivables	256,975,561.82	199,265,251.65	57,710,310.17
Defaulted Amount	6,260,381.02	4,854,455.38	1,405,925.64

Ending Invested Amount / Transferor Amount	948,732,565.67	738,637,000.00	210,095,565.67

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 – May 16, 2010	1.3544%	3.5044%	5.5044%
Monthly Interest Due	782,530.67	126,547.06	234,912.26	1,143,989.99
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	782,530.67	126,547.06	234,912.26	1,143,989.99
Investor Default Amount	4,271,917.05	266,994.82	315,543.51	4,854,455.38
Investor Monthly Fees Due	1,083,333.33	67,708.33	80,020.00	1,231,061.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,137,781.05	461,250.21	630,475.77	7,229,507.03

Reallocated Investor Finance Charge Collections				16,801,921.45
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.3582%
Base Rate				3.6676%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00
Distributions of Interest	782,530.67	126,547.06	234,912.26	1,143,989.99
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	782,530.67	126,547.06	234,912.26	1,143,989.99
Ending Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.20

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.20

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.12

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.12

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$9,807,326.68

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$234,912.26

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,572,414.42

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$14,785,678.14

a. Class A Monthly Interest:	$782,530.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,271,917.05
e. Excess Spread:	$9,731,230.42

2. Class B Available Funds:	$924,104.88

a. Class B Monthly Interest:	$126,547.06
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$797,557.82

3. Collateral Available Funds:	$1,092,138.43

a. Excess Spread:	$1,092,138.43

4. Total Excess Spread:	$11,620,926.67

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-8 Allocable Principal Collections:	$256,975,561.82

3. Principal Allocation Percentage of Series 2008-8 Allocable Principal Collections:	$199,265,251.65

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$199,265,251.65

6. Shared Principal Collections from other Series allocated to Series 2008-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,854,455.38

8. Available Principal Collections (total of items 5., 6. & 7.):	$204,119,707.03

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$48,012,000.00

2. Required Collateral Invested Amount:	$48,012,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$204,119,707.03

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-8.

1. Excess Spread:	$11,620,926.67
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$266,994.82
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$234,912.26
9. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
10. Collateral Default Amount treated as Available Principal Collections:	$315,543.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$9,572,414.42

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-8.

1. Excess Spread:	$11,620,926.67
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$266,994.82
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$234,912.26
10. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
11. Collateral Default Amount treated as Available Principal Collections:	$315,543.51
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$9,572,414.42

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6676%
b. Prior Monthly Period:	3.7042%
c. Second Prior Monthly Period:	3.9969%

2. Three Month Average Base Rate:	3.7896%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.3582%
b. Prior Monthly Period:	19.7648%
c. Second Prior Monthly Period:	20.7327%

4. Three Month Average Series Adjusted Portfolio Yield:	20.2852%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	806,009,702.17	625,000,000.00	181,009,702.17
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	17,844,272.63	13,836,893.48	4,007,379.15
Collections of Principal Receivables	217,440,672.67	168,608,913.83	48,831,758.84
Defaulted Amount	5,297,240.92	4,107,612.56	1,189,628.36

Ending Invested Amount / Transferor Amount	802,773,017.80	625,000,000.00	177,773,017.80

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.8544%	1.3544%	6.0044%
Monthly Interest Due	906,585.78	41,383.83	216,824.83	1,164,794.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	906,585.78	41,383.83	216,824.83	1,164,794.44
Investor Default Amount	3,614,699.05	225,918.69	266,994.82	4,107,612.56
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,437,951.50	324,594.19	551,527.98	6,314,073.67

Reallocated Investor Finance Charge Collections				14,413,801.97
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.7545%
Base Rate				4.0268%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	906,585.78	41,383.83	216,824.83	1,164,794.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	906,585.78	41,383.83	216,824.83	1,164,794.44
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.65

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.65

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.20

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.20

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,316,553.13

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$216,824.83

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,099,728.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,684,145.73

a. Class A Monthly Interest:	$906,585.78
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,614,699.05
e. Excess Spread:	$8,162,860.90

2. Class B Available Funds:	$792,759.11

a. Class B Monthly Interest:	$41,383.83
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$751,375.28

3. Collateral Available Funds:	$936,897.13

a. Excess Spread:	$936,897.13

4. Total Excess Spread:	$9,851,133.31

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2008-9 Allocable Principal Collections:	$217,440,672.67

3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$168,608,913.83

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$168,608,913.83

6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,107,612.56

8. Available Principal Collections (total of items 5., 6. & 7.):	$172,716,526.39

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$40,625,000.00

2. Required Collateral Invested Amount:	$40,625,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$172,716,526.39

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$9,851,133.31
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$225,918.69
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$216,824.83
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$266,994.82
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,099,728.30

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.

1. Excess Spread:	$9,851,133.31
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$225,918.69
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$216,824.83
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$266,994.82
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,099,728.30

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.0268%
b. Prior Monthly Period:	4.1103%

c. Second Prior Monthly Period:	4.5177%
2. Three Month Average Base Rate:	4.2183%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.7545%
b. Prior Monthly Period:	20.1709%
c. Second Prior Monthly Period:	21.2350%
4. Three Month Average Series Adjusted Portfolio Yield:	20.7201%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,563,171,347.54	1,212,122,000.00	351,049,347.54
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	34,607,096.68	26,835,204.80	7,771,891.88
Collections of Principal Receivables	421,703,396.85	326,999,318.15	94,704,078.70
Defaulted Amount	10,273,443.61	7,966,284.08	2,307,159.53

Ending Invested Amount / Transferor Amount	1,556,894,137.40	1,212,122,000.00	344,772,137.40

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.6044%	6.2544%	13.7545%
Monthly Interest Due	1,426,115.56	404,322.04	1,704,274.49	3,534,712.09
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,426,115.56	404,322.04	1,704,274.49	3,534,712.09
Investor Default Amount	6,572,180.10	477,974.94	916,129.04	7,966,284.08
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,664,962.33	1,003,508.65	2,852,728.53	13,521,199.51

Reallocated Investor Finance Charge Collections				29,229,773.70
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.0792%
Base Rate				4.2004%
Excess Spread Percentage				16.6317%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,426,115.56	404,322.04	1,704,274.49	3,534,712.09
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,426,115.56	404,322.04	1,704,274.49	3,534,712.09
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.43

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.43

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$5.56

2. The amount of the distribution in respect of Class B Monthly Interest:	$5.56

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$17,412,848.69

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,704,274.49

3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,708,574.20

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$24,114,547.63

a. Class A Monthly Interest:	$1,426,115.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,572,180.10
e. Excess Spread:	$16,116,251.97

2. Class B Available Funds:	$1,753,778.71

a. Class B Monthly Interest:	$404,322.04
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,349,456.67

3. Collateral Available Funds:	$3,361,447.37

a. Excess Spread:	$3,361,447.37

4. Total Excess Spread:	$20,827,156.01

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.5425%

2. Series 2009-1 Allocable Principal Collections:	$421,703,396.85

3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$326,999,318.15

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$326,999,318.15

6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$7,966,284.08

8. Available Principal Collections (total of items 5., 6. & 7.):	$334,965,602.23

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$334,965,602.23

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$20,827,156.01
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$477,974.94
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$613,094.52
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$916,129.04
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest (s):	$1,091,179.97
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$15,708,574.20

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.2004%
b. Prior Monthly Period:	4.2383%
c. Second Prior Monthly Period:	4.5308%
2. Three Month Average Base Rate:	4.3232%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	22.0792%
b. Prior Monthly Period:	21.3244%
c. Second Prior Monthly Period:	22.2367%
4. Three Month Average Series Adjusted Portfolio Yield:	21.8801%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,953,967,408.46	1,515,155,000.00	438,812,408.46
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	43,258,942.22	33,544,061.34	9,714,880.88
Collections of Principal Receivables	527,130,115.83	408,749,822.13	118,380,293.70
Defaulted Amount	12,841,825.70	9,957,871.53	2,883,954.17

Ending Invested Amount / Transferor Amount	1,946,120,882.85	1,515,155,000.00	430,965,882.85

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2010	April 13, 2010	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	1.5044%	3.7544%	5.5044%
Monthly Interest Due	1,671,533.33	303,353.90	481,865.66	2,456,752.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,671,533.33	303,353.90	481,865.66	2,456,752.89
Investor Default Amount	8,215,225.12	597,411.17	1,145,235.24	9,957,871.53
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,970,091.78	1,052,265.07	1,917,525.90	14,939,882.75

Reallocated Investor Finance Charge Collections				34,575,632.88
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.4497%
Base Rate				3.7505%
Excess Spread Percentage				15.5515%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,671,533.33	303,353.90	481,865.66	2,456,752.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,671,533.33	303,353.90	481,865.66	2,456,752.89
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.34

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.34

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.34

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.34

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$20,117,615.79

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$481,865.66

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,635,750.13

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$28,524,831.52

a. Class A Monthly Interest:	$1,671,533.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$8,215,225.12
e. Excess Spread:	$18,638,073.07

2. Class B Available Funds:	$2,074,325.75

a. Class B Monthly Interest:	$303,353.90
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,770,971.85

3. Collateral Available Funds:	$3,976,475.61

a. Excess Spread:	$3,976,475.61

4. Total Excess Spread:	$24,385,520.53

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2009-2 Allocable Principal Collections:	$527,130,115.83

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$408,749,822.13

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$408,749,822.13

6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$9,957,871.53

8. Available Principal Collections (total of items 5., 6. & 7.):	$418,707,693.66

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$174,255,000.00

2. Required Collateral Invested Amount:	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$418,707,693.66

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$24,385,520.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$597,411.17
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$481,865.66
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$1,145,235.24
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,635,750.13

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.7505%
b. Prior Monthly Period:	3.7884%
c. Second Prior Monthly Period:	4.0809%

2. Three Month Average Base Rate:	3.8732%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.4497%
b. Prior Monthly Period:	19.8489%
c. Second Prior Monthly Period:	20.8137%

4. Three Month Average Series Adjusted Portfolio Yield:	20.3708%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$3,484,152.33
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,639,152.35

Series 2009-D-I Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	26,867,849.82	20,834,000.00	6,033,849.82
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	594,828.12	461,244.54	133,583.58
Collections of Principal Receivables	7,248,254.36	5,620,476.98	1,627,777.38
Defaulted Amount	176,580.35	136,924.80	39,655.55

Ending Invested Amount / Transferor Amount	26,759,956.88	20,834,000.00	5,925,956.88

B. Monthly Period Funding Requirements
LIBOR Determination Date	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	19.0044%
Monthly Interest Due	351,944.22
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	351,944.22
Investor Default Amount	136,924.80
Investor Monthly Fees Due	34,723.33
Investor Additional Amounts Due	0.00
Total Due	523,592.35

Investor Finance Charge Collections	461,244.54

C. Certificates - Balances and Distributions
Beginning Certificates Balance	20,834,000.00
Distributions of Interest	351,944.22
Distributions of Principal	0.00
Total Distributions	351,944.22
Ending Certificates Balance	20,834,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$16.89

(2) The amount of the distribution in respect of Monthly Interest	$16.89

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

G. Application of Investor Finance Charge Collections.

1. Available Funds	$461,244.54

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$136,924.80
d. Monthly Interest	$324,319.74
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2009-D-I Allocable Principal Collections:	$7,248,254.36

3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$5,620,476.98

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$5,620,476.98

6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00

7. Other amounts treated as Available Principal Collections:	$136,924.80

8. Available Principal Collections (total of items 5., 6. & 7.):	$5,757,401.78

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$5,757,401.78

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$62,347.81

3. Applied to fund Required Amount:	$27,624.48

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$34,723.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-II Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
Relating	Referenced	Series	portion of	Scheduled	reductions of
to	Series	Shortfall	Reallocated	Partial	Scheduled Partial
Referenced	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2006-2	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2009-D-II Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,689,128,095.72	1,309,792,000.00	379,336,095.72
Beginning Adjusted Invested Amount	N/A	1,309,792,000.00	N/A
Floating Allocation Percentage	N/A	77.5425%	22.4575%
Principal Allocation Percentage	N/A	77.5425%	22.4575%
Collections of Finance Charge Receivables	37,395,656.85	28,997,523.81	8,398,133.04
Collections of Principal Receivables	455,683,285.65	353,348,170.33	102,335,115.32
Defaulted Amount	11,101,254.04	8,608,188.90	2,493,065.14

Ending Invested Amount / Transferor Amount	1,682,345,082.44	1,309,792,000.00	372,553,082.44

B. Monthly Period Funding Requirements
LIBOR Determination Date	April 13, 2010
Coupon April 15, 2010 - May 16, 2010	20.2544%
Monthly Interest Due	23,581,355.46
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	23,581,355.46
Investor Default Amount	8,608,188.90
Investor Monthly Fees Due	2,182,986.67
Investor Additional Amounts Due	0.00
Total Due	34,372,531.03

Investor Finance Charge Collections	28,997,523.81

C. Certificates - Balances and Distributions

Beginning Certificates Balance	1,309,792,000.00
Distributions of Interest	23,581,355.46
Distributions of Principal	66,250,000.00
Total Distributions	89,831,355.46
Ending Certificates Balance	1,243,542,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$68.58

(2) The amount of the distribution in respect of Monthly Interest	$18.00

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$50.58

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-1	26,250,000.00	26,250,000.00	0.00	0.00	0.00	0.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-5	48,125,000.00	0.00	0.00	0.00	0.00	48,125,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2005-8	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2006-B	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-3	40,000,000.00	40,000,000.00	0.00	0.00	0.00	0.00
2007-4	53,334,000.00	0.00	0.00	0.00	0.00	53,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-6	66,667,000.00	0.00	0.00	0.00	0.00	66,667,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-1	191,667,000.00	0.00	0.00	0.00	0.00	191,667,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00 0	.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00 0	.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00 0	.00	39,772,000.00
2008-8	49,242,000.00	0.00	0.00	0.00 0	.00	49,242,000.00
2008-9	41,667,000.00	0.00	0.00	0.00 0	.00	41,667,000.00

Series 2009-D-II Invested Amount	1,309,792,000.00	66,250,000.00	0.00	0.00 0	.00	1,243,542,000.00

G. Application of Investor Finance Charge Collections.

1. Available Funds	$28,997,523.81

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$8,608,188.90
d. Monthly Interest	$20,389,334.91
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.5425%

2. Series 2009-D-II Allocable Principal Collections:	$455,683,285.65

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$353,348,170.33

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$353,348,170.33

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$8,608,188.90

8. Available Principal Collections (total of items 5., 6. & 7.):	$361,956,359.23

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	N/A

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts	$66,250,000.00
during a Scheduled Partial Amortization Period

3. Treated as Shared Principal Collections:	$295,706,359.23

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$5,375,007.22

3. Applied to fund Required Amount:	$3,192,020.55

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$2,182,986.67

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
Relating	Referenced	Series	portion of	Scheduled	reductions of
to	Series	Shortfall	Reallocated	Partial	Scheduled Partial
Referenced	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-1	0.00	0.00	0.00	26,250,000.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-5	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2005-8	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2006-B	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-3	0.00	0.00	0.00	40,000,000.00	0.00
2007-4	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-6	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-1	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-8	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00